Balances and Transactions with Related Parties (Details) - Schedule of transactions with key executive personnel - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of transactions with key executive personnel [Abstract]
Short-term benefits	$ 3,237	$ 3,157	$ 2,766
Share-based payment	457	506	285
Total	$ 3,694	$ 3,663	$ 3,051